Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document Entity Information
Entity Registrant Name	Navios Maritime Partners L.P.
Trading Symbol	NMM
Entity Central Index Key	0001415921
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock Shares Outstanding	60,109,163

Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 41,061	$ 48,078
Restricted cash	11,165	8,468
Accounts receivable, net	4,484	4,835
Prepaid expenses and other current assets	404	2,177
Total current assets	57,114	63,558
Vessels, net	697,111	667,213
Deferred financing costs, net	2,196	2,466
Other long term assets	399	106
Intangible assets	179,704	176,581
Total non-current assets	879,410	846,366
Total assets	936,524	909,924
Current liabilities
Accounts payable	1,566	2,022
Accrued expenses	3,968	2,986
Deferred voyage revenue	11,144	10,920
Current portion of long-term debt	16,950	36,700
Amount due to related parties	16,960	4,077
Total current liabilities	50,588	56,705
Long term debt	273,500	289,350
Unfavorable lease terms	0	0
Deferred voyage revenue	896	4,230
Total non-current liabilities	274,396	293,580
Total liabilities	324,984	350,285
Commitments and contingencies
Partners' capital
Common Unitholders (60,109,163 and 46,887,320 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	609,180	729,550
Subordinated Unitholders (0 and 7,621,843 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	0	(177,969)
General Partner (1,226,721 and 1,132,843 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	2,360	1,976
Subordinated Series A Unitholders (1,000,000 units issued and outstanding at June 30, 2012 and December 31, 2011, respectively)	0	6,082
Total partners' capital	611,540	559,639
Total liabilities and partners' capital	$ 936,524	$ 909,924

Consolidated Balance Sheets (Unaudited) (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
CONDENSED CONSOLIDATED BALANCE SHEETS [Abstract]
Common Unitholders, Units issued and outstanding	60,109,163	46,887,320
Subordinated Unitholders, Units issued and outstanding	0	7,621,843
General Partners, Units issued and outstanding	1,226,721	1,132,843
Subordinated Series A Unitholders, Units issued and outstanding	0	1,000,000

Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Time charter revenues	$ 49,122	$ 45,675	$ 97,109	$ 88,479
Time charter expenses	(3,923)	(3,241)	(7,138)	(6,192)
Direct vessel expenses	(13)	(17)	(25)	(35)
Management fees	(7,323)	(6,466)	(14,557)	(12,514)
General and administrative expenses	(1,267)	(1,209)	(2,552)	(2,392)
Depreciation and amortization	(17,328)	(15,637)	(34,478)	(29,670)
Write-off of intangible asset	0	(3,979)	0	(3,979)
Interest expense and finance cost, net	(2,384)	(2,009)	(5,196)	(4,038)
Interest income	29	381	155	631
Other (expense)/income, net	(232)	13	300	(179)
Net income	$ 16,681	$ 13,511	$ 33,618	$ 30,111
Earnings per unit
Common unit (basic and diluted)	$ 0.29	$ 0.29	$ 0.59	$ 0.63
Subordinated unit (basic and diluted)	$ 0	$ 0	$ 0	$ 0.22
General Partner Unit (basic and diluted)	$ 0.28	$ 0.24	$ 0.58	$ 0.56
Subordinated Series A unit (basic and diluted)	$ 0	$ 0	$ 0	$ 0

Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
OPERATING ACTIVITIES
Net income	$ 33,618	$ 30,111
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	34,478	29,670
Write-off of intangible asset	0	3,979
Amortization of deferred financing cost	272	254
Amortization of deferred dry dock costs	25	35
Changes in operating assets and liabilities
Increase in restricted cash	(1)	(1)
Decrease/(increase) in accounts receivable	351	(2,996)
Decrease in prepaid expenses and other current assets	1,773	289
(Increase)/decrease in other long term assets	(318)	37
(Decrease)/increase in accounts payable	(456)	604
Increase in accrued expenses	982	443
Decrease in deferred voyage revenue	(3,110)	(4,257)
Increase in amounts due to related parties	4,883	3,702
Net cash provided by operating activities	72,497	61,870
INVESTING ACTIVITIES
Acquisition of vessels	(40,820)	(76,220)
Acquisition of intangibles	(18,681)	(43,780)
Deposit for vessel acquisitions	0	0
Net cash used in investing activities	(59,501)	(120,000)
FINANCING ACTIVITIES
Cash distribution paid	(51,752)	(45,840)
Net proceeds from issuance of general partner units	1,472	2,052
Proceeds from issuance of common units, net of offering costs	68,563	86,288
Proceeds from long term debt	0	35,000
Increase in restricted cash	(2,696)	(2,642)
Repayment of long-term debt and payment of principal	(35,600)	(14,600)
Debt issuance costs	0	(414)
Net cash (used in)/provided by financing activities	(20,013)	59,844
(Decrease)/increase in cash and cash equivalents	(7,017)	1,714
Cash and cash equivalents, beginning of period	48,078	51,278
Cash and cash equivalents, end of period	41,061	52,992
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	5,277	3,692
Non-cash investing and financing activities:
Issuance of common units to Navios Holdings related to the acquisition of the Navios Luz and the Navios Orbiter in May 2011	0	9,960
Due to Navios Holdings for the acquisition of Navios Buena Ventura in June 2012	$ 8,000	$ 0

Consolidated Statements of Changes in Partners' Capital (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders	Limited Subordinated Unitholders	Limited Subordinated Series A Unitholders
Balance at Dec. 31, 2010	$ 491,503	$ 1,685	$ 651,965	$ (168,229)	$ 6,082
Balance, Units at Dec. 31, 2010		1,028,599	41,779,404	7,621,843	1,000,000
Cash distribution paid	(45,840)	(1,377)	(37,908)	(6,555)	0
Proceeds from issuance of common units, net of offering costs	86,288		86,288
Proceeds from issuance common units net offering costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 9)	2,052	2,052
Proceeds from issuance of general partners units (see note 9), Units		104,244
Issuance of units for vessel acquisitions	9,960		9,960
Issuance of units for vessel acquisitions, Units			507,916
Net income	30,111	602	27,864	1,645	0
Balance at Jun. 30, 2011	574,074	2,962	738,169	(173,139)	6,082
Balance, Units at Jun. 30, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Balance at Dec. 31, 2011	559,639	1,976	729,550	(177,969)	6,082
Balance, Units at Dec. 31, 2011		1,132,843	46,887,320	7,621,843	1,000,000
Cash distribution paid	(51,752)	(1,760)	(49,992)
Proceeds from issuance of common units, net of offering costs	68,563		68,563
Proceeds from issuance common units net offering costs, Units			4,600,000
Proceeds from issuance of general partners units (see note 9)	1,472	1,472
Proceeds from issuance of general partners units (see note 9), Units		93,878
Issuance of units for vessel acquisitions	0		0
Issuance of units for vessel acquisitions, Units			0
Net income	33,618	672	32,946
Conversion of subordinated units to common units	0		(177,969)	177,969
Conversion of subordinated units to common units, Units			7,621,843	(7,621,843)
Conversion of subordinated Series A units to common units	0		6,082		(6,082)
Conversion of subordinated Series A units to common units, Units			1,000,000		(1,000,000)
Balance at Jun. 30, 2012	$ 611,540	$ 2,360	$ 609,180	$ 0	$ 0
Balance, Units at Jun. 30, 2012		1,226,721	60,109,163	0	0

Description of Business	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DESCRIPTION OF BUSINESS [Text block]
NOTE 1 — DESCRIPTION OF BUSINESS
Navios Maritime Partners L.P. (“Navios Partners”), is an international owner and operator of dry cargo vessels, formed on August 7, 2007 under the laws of the Republic of the Marshall Islands by Navios Maritime Holdings Inc. (“Navios Holdings”), a vertically integrated seaborne shipping and logistics company with over 55 years of operating history in the drybulk shipping industry. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2% general partner interest in Navios Partners.
Navios Partners is engaged in the seaborne transportation services of a wide range of drybulk commodities including iron ore, coal, grain and fertilizer, chartering its vessels under medium to long-term charters. The operations of Navios Partners are managed by Navios ShipManagement Inc., a subsidiary of Navios Holdings (the “Manager”) from its offices in Piraeus, Greece.
Pursuant to the initial public offering (“IPO”) on November 16, 2007, Navios Partners entered into the following agreements:
(a) a management agreement with the Manager pursuant to which the Manager provides Navios Partners commercial and technical management services;
(b) an administrative services agreement with the Manager pursuant to which the Manager provides Navios Partners administrative services; and
(c) an omnibus agreement with Navios Holdings (“Omnibus Agreement”), governing, among other things, when Navios Partners and Navios Holdings may compete against each other as well as rights of first offer on certain drybulk carriers.
     On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 common units (conversion excluded the subordinated Series A units) and on June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 common units.
    As of June 30, 2012, there were outstanding: 60,109,163 common units and 1,226,721 general partnership units. Navios Holdings owns a 25.2% interest in Navios Partners, which includes the 2% general partner interest.

Basis Of Presentation	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
Basis Of Presentation
NOTE 2 — BASIS OF PRESENTATION
 The accompanying interim consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (US GAAP).
The accompanying consolidated financial statements include the following entities and chartered-in vessels:
		Country of incorporation	Statement of income
Company name	Vessel name		2012	2011
Chilali Corp.	Navios Aurora II	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Customized Development S.A.	Navios Fulvia	Liberia	1/1 — 6/30	1/1 — 6/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/1 — 6/30	5/19 — 6/30
Kohylia Shipmanagement S.A	Navios Luz	Marshall Is.	1/1 — 6/30	5/19 — 6/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	6/15 —6/30	—
Golem Navigation Limited	Navios Soleil	Marshall Is.	—	—
Kymata Shipping Co.	Navios Helios	Marshall Is.	—	—
Chartered-in vessel
Prosperity Shipping Corporation	Navios Prosperity	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aldebaran Shipping Corporation	Navios Aldebaran	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Other
JTC Shipping and Trading Ltd. (*)	Holding Company	Malta	1/1 — 6/30	1/1 — 6/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Navios Maritime Operating LLC	N/A	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is	1/1 — 6/30	1/1 — 6/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Palermo Shipping S.A.	Navios Apollon	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/1 — 6/30	1/1 — 6/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/1 — 6/30	1/1 — 6/30

(*)	Not a vessel-owning subsidiary and only holds right to a charter-in contract.

The accompanying interim condensed consolidated financial statements of Navios Partners are unaudited, but, in the opinion of management, contain all adjustments necessary to present a fair statement of results, in all material respects, Navios Partners' condensed consolidated financial position as of June 30, 2012 and December 31, 2011 and the condensed consolidated results of operations for the three and six months ended June 30, 2012 and 2011. The footnotes are condensed as permitted by the requirements for interim financial statements and, accordingly, do not include information and disclosures required under US GAAP for complete financial statements. All such adjustments are deemed to be of a normal, recurring nature. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. These financial statements should be read in conjunction with the audited consolidated financial statements and related notes included in Navios Partners' Annual Report on Form 20-F for the year ended December 31, 2011.

Cash And Cash Equivalents	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH AND CASH EQUIVALENTS [Text Block]
NOTE 3 — CASH AND CASH EQUIVALENTS
Cash and cash equivalents consist of the following:

	June 30, 2012	December 31, 2011
Cash on hand and at banks	$39,411	$20,704
Short term deposits and highly liquid funds	1,650	27,374

Total cash and cash equivalents	$41,061	$48,078

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of June 30, 2012, Navios Partners held time deposits of $827 and money market funds of $823 with duration of less than three months. As of December 31, 2011, Navios Partners held time deposits of $25,281 and money market funds of $2,093 with duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Partners does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Partners also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.

Vessels,net	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS AND OTHER FIXED ASSETS [Text Block]
NOTE 4 — VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2010	$678,725	$(66,367)	$612,358
Additions	86,180	(31,325)	54,855
Balance December 31, 2011	$764,905	$(97,692)	$667,213
Additions	46,307	(16,409)	29,898
Balance June 30, 2012	$811,212	$(114,101)	$697,111

   On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
   On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units issued to Navios Holdings and $120,000 cash. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter out contract of the vessels. The amounts of $55,097 for the Navios Luz and the amount of $31,083 for the Navios Orbiter were classified under vessels, net.

Intangible Assets	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INTANGIBLE ASSETS AND UNFAVORABLE LEASE TERMS [Text Block]
NOTE 5 — INTANGIBLE ASSETS
 Intangible assets and unfavorable leases terms as of June 30, 2012 and December 31, 2011 consisted of the following:

	Cost	Accumulated Amortization	Net Book Value
Total favorable lease terms charter-out December 31, 2010	$191,874	$(21,783)	$170,091
Additions	43,780	(33,311)	10,469
Write-off of intangible asset	(8,319)	4,340	(3,979)
Total favorable lease terms charter-out December 31, 2011	$227,335	$(50,754)	$176,581
Additions	21,193	(18,070)	3,123
Total favorable lease terms charter-out June 30, 2012	$248,528	$(68,824)	$179,704

	Cost	Accumulated Amortization	Net Book Value
Total unfavorable lease terms December 2010	$(8,486)	$7,821	$(665)
Additions	—	665	665
Total unfavorable lease terms December 2011	$(8,486)	$8,486	$—

Amortization (expense)/income of unfavorable and favorable lease terms for the three and six month periods ended June 30, 2012 and 2011 is presented in the following table:

	Three Month Period Ended		Six Month Period Ended
	June	June	June	June
	30, 2012	30, 2011	30, 2012	30, 2011
Unfavorable lease terms	$—	$167	$—	$665
Favorable lease terms charter-out	(9,089)	(8,105)	(18,070)	(15,349)

Total	$(9,089)	$(7,938)	$(18,070)	(14,684)

The aggregate amortization of the intangibles for the 12-month periods ended June 30 are estimated to be as follows:

Year	Amount
2013	$38,451
2014	34,872
2015	23,923
2016	19,136
2017	17,526
2018 and thereafter	45,796
$179,704

     On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500 of which $46,307 was allocated to the vessel and $21,193 allocated to the acquired time charter-out contract with favorable leases.
     On May 19, 2011, Navios Partners purchased from Navios Holdings, the Navios Luz, a 2010 built Capesize vessel and the Navios Orbiter, a 2004 built Panamax vessel. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels.

Intangible assets subject to amortization are amortized using straight line method over their estimated useful lives to their estimated residual value of zero. The weighted average useful lives are 7.7 years for favorable lease terms charter out.

Deferred Voyage Revenue	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DEFERRED VOYAGE REVENUE [Text Block]
NOTE 6 — DEFERRED VOYAGE REVENUE
Deferred voyage revenue primarily reflects charter-out amounts collected on voyages that have not yet been completed. In addition, in January 2009, Navios Partners and its counterparty to the Navios Hope charter party mutually agreed for a lump sum amount of approximately $30,443, of which Navios Partners received net of expenses in the amount of $29,589 in February 2009. Under a new charter agreement, the balance of the aggregate value of the original contract is allocated to the period until its original expiration. The amount of $30,443 has been recognized as deferred revenue and amortized over the life of the vessel's contract in August 2013. As of June 30, 2012 and December 31, 2011, the deferred voyage revenue of $12,040 and $15,150, respectively, included the unamortized amount of the lump sum amount related to Navios Hope of $7,611 and $10,992, respectively. As of June 30, 2012, the current and long-term portion of the lump sum amount was $6,715 and $896, respectively.

Borrowings	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]
NOTE 7 — BORROWINGS
 Borrowings as of June 30, 2012 and December 31, 2011 consisted of the following:

	June 30, 2012	December 31, 2011
Credit facility	$290,450	$326,050
Less current portion	(16,950)	(36,700)
Total long-term borrowings	$273,500	$289,350

As of June 30, 2012, all of our facilities are fully drawn and the total borrowings under the credit facilities amounted to $290,450. As of June 30, 2012, Navios Partners was in compliance with the financial covenants of its credit facilities.
Navios Partners' Credit Facility has a margin from 1.65% to 1.95% depending on the loan to value ratio and a repayment schedule that began in February 2011. The facility is repayable in 24 quarterly installments of $7,300 each and three quarterly installments of $12,300 each with a final balloon payment of $109,400 to be repaid on the last repayment date. In the first quarter of 2012, Navios Partners repaid $7,300 under its Credit facility and also amended its Credit Facility to prepay $27,050 of which $5,000 was paid through an existing pledged account. The prepayment will be applied in full or partial settlement of the installments of the next four quarters.
On May 27, 2011, Navios Partners entered into the May 2011 Credit Facility with the Lenders, and borrowed an amount of $35,000 to partially finance the acquisitions of the Navios Luz and the Navios Orbiter. The May 2011 Credit Facility has a maturity of seven years and is repayable in 28 quarterly installments of $625 each with a final balloon payment of $17,500 to be repaid on the last repayment date. The May 2011 Credit Facility bears interest at a rate of LIBOR plus 270 bps and also requires compliance with certain financial covenants. In the six month period ended June 30, 2012, Navios Partners repaid $1,250 under the May 2011 Credit Facility.
Navios Partners has no undrawn available facilities. Both facilities require compliance with certain financial covenants.
Amounts drawn under the facilities are secured by first preferred mortgages on Navios Partners' vessels and other collateral and are guaranteed by each vessel-owning subsidiary. The credit facilities contain a number of restrictive covenants that prohibit or limit Navios Partners from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Partners' vessels; changing the commercial and technical management of Navios Partners' vessels; selling or changing the beneficial ownership or control of Navios Partners' vessels; and subordinating the obligations under the new credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require Navios Partners to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants of Navios Partners, including Net Worth, debt coverage ratios and minimum liquidity. It is an event of default under the loan facilities if such covenants are not complied with.
The maturity table below reflects the principal payments due under its credit facilities for the 12-month periods ended June 30:

Year	Amount
2013	16,950
2014	31,700
2015	36,700
2016	31,700
2017	36,700
2018 and thereafter	136,700
$290,450

Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS [Text Block]
NOTE 8 — FAIR VALUE OF FINANCIAL INSTRUMENTS
 The carrying value amounts of many of Navios Partners' financial instruments, including cash and cash equivalents, restricted cash, accounts receivable and accounts payable and amounts due to related parties approximate their fair value due primarily to the short-term maturity of the related instruments.
The following methods and assumptions were used to estimate the fair value of each class of financial instrument:
Cash and cash equivalents: The carrying amounts reported in the consolidated balance sheets for interest bearing deposits approximate their fair value because of the short maturity of these investments.
Borrowings: The carrying amount of the floating rate loans approximates its fair value.
The estimated fair values of the Navios Partners' financial instruments are as follows:

	June 30, 2012		December 31, 2011
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$41,061	$41,061	$48,078	$48,078
Restricted cash	$11,165	$11,165	$8,468	$8,468
Accounts receivable, net	$4,484	$4,484	$4,835	$4,835
Accounts payable	$(1,566)	$(1,566)	$(2,022)	$(2,022)
Amounts due to related parties	$(16,960)	$(16,960)	$(4,077)	$(4,077)
Long-term debt	$(290,450)	$(290,450)	$(326,050)	$(326,050)
Fair Value Measurements
The estimated fair value of our financial instruments that are not measured at fair value on a recurring basis, categorized based upon the fair value hierarchy, are as follows:
Level I: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.
Level II: Inputs other than quoted prices included in Level I that are observable for the asset or liability through corroboration with market data at the measurement date.
Level III: Inputs that are unobservable. The Company did not use any Level 3 inputs as of June 30, 2012.

	Fair Value Measurements at June 30, 2012 Using
	Total	Level I	Level II	Level III
Cash and cash equivalents	$41,061	$41,061	$—	$—
Restricted cash	$11,165	$11,165	$—	$—
Long-term debt(1)	$(290,450)	$—	$(290,450)	$—

(1)
The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.

Issuance Of Units	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
ISSUANCE OF UNITS [Text Block]
NOTE 9 -	ISSUANCE OF UNITS
   On May 8, 2012, Navios Partners completed its public offering of 4,600,000 common units at $15.68 per unit and raised gross proceeds of approximately $72,128 to fund its fleet expansion. The net proceeds of this offering were approximately $68,729. Pursuant to this offering, Navios Partners issued 93,878 additional general partnership units to its general partner. The net proceeds from the issuance of the general partnership units were $1,472.
   On April 13, 2011, Navios Partners completed its public offering of 4,000,000 common units at $19.68 per unit and raised gross proceeds of approximately $78,720 to fund its fleet expansion. The net proceeds of this offering, including the underwriting discount and excluding offering costs of $161 were approximately $75,178. Pursuant to this offering, Navios Partners issued 81,633 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $1,607. On the same date, Navios Partners completed the exercise of the overallotment option previously granted to the underwriters in connection with the offering and issued 600,000 additional common units at the public offering price less the underwriting discount,, raising gross proceeds of $11,808 and net proceeds, including the underwriting discount, of approximately $11,277. As a result of the exercise of the overallotment option, Navios Partners issued 12,245 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $241.
     On May 19, 2011, Navios Partners acquired from Navios Holdings the vessels Navios Luz for a purchase price of $78,000 and Navios Orbiter for a purchase price of $52,000. The purchase price consisted of 507,916 common units of Navios Partners issued to Navios Holdings and $120,000 cash. The number of the common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the acquisition. For accounting purposes, the common units were valued based on the closing price on the day of the transaction, which was $19.61. Navios Partners issued 10,366 additional general partnership units to the General Partner. The net proceeds from the issuance of the general partnership units were $204.

Segment information	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SEGMENT INFORMATION [Text Block]
NOTE 10 — SEGMENT INFORMATION
 Navios Partners reports financial information and evaluates its operations by charter revenues. Navios Partners does not use discrete financial information to evaluate operating results for each type of charter. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Partners has determined that it operates under one reportable segment.
The following table sets out operating revenue by geographic region for Navios Partners' reportable segment. Revenue is allocated on the basis of the geographic region in which the customer is located. Dry bulk vessels operate worldwide. Revenues from specific geographic region which contribute over 10% of total revenue are disclosed separately.
 Revenue by Geographic Region

	Three Month	Three Month	Six Month	Six Month
	Period ended	Period ended	Period ended	Period ended
	June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Europe	$6,881	$5,601	$12,881	$11,651
Asia	37,275	35,650	75,920	68,463
Australia	2,029	2,003	4,097	3,554
North America	2,937	2,421	4,211	4,811

Total	$49,122	$45,675	$97,109	$88,479

    Vessels operate on a worldwide basis and are not restricted to specific locations. Accordingly, it is not possible to allocate the assets of these operations to specific countries.

Income Taxes	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
INCOME TAXES [Text Block]
NOTE 11 — INCOME TAXES
Marshall Islands, Malta and Liberia do not impose a tax on international shipping income. Under the laws of Marshall Islands, Malta and Liberia, the countries of the vessel-owning subsidiaries' incorporation and vessels' registration, the vessel-owning subsidiaries are subject to registration and tonnage taxes which have been included in vessel operating expenses in the accompanying consolidated statements of income.
Pursuant to Section 883 of the Internal Revenue Code of the United States, U.S. source income from the international operation of ships is generally exempt from U.S. income tax if the company operating the ships meets certain incorporation and ownership requirements. Among other things, in order to qualify for this exemption, the company operating the ships must be incorporated in a country which grants an equivalent exemption from income taxes to U.S. corporations. All the vessel-owning subsidiaries satisfy these initial criteria. In addition, these companies must meet an ownership test. The management of Navios Partners believes that this ownership test was satisfied prior to the IPO by virtue of a special rule applicable to situations where the ship operating companies are beneficially owned by a publicly traded company. Although not free from doubt, management also believes that the ownership test will be satisfied based on the trading volume and ownership of Navios Partners' units, but no assurance can be given that this will remain so in the future.

Commitments And Contingencies	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
COMMITMENTS AND CONTINGENCIES [Text Block]
NOTE 12 — COMMITMENTS AND CONTINGENCIES
Navios Partners is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions have been recognized in the financial statements for all such proceedings where Navios Partners believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date the financial statements were prepared.
Management believes, the ultimate disposition of these matters will be immaterial to Navios Partners' financial position, results of operations or liquidity.
In January 2011, Korea Line Corporation (“KLC”) which is the charterer of the Navios Melodia, filed for receivership. The charter contract was affirmed and will be performed by KLC on its original terms, provided that during an interim suspension period the sub-charterer pays Navios Partners directly.
As of June 30, 2012 Navios Partners had entered into agreements to acquire one Ultra-Handymax vessel for a purchase price of $20,650 and a Panamax vessel for a purchase price of $20,800.
The future minimum commitments for the 12-month periods ended June 30, of Navios Partners under its charter-in contracts, net of commissions, are as follows:

Amount
2013	$9,864
2014	9,101
2015	3,471
$22,436

Transactions With Related Parties And Affiliates	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Text Block]
NOTE 13 — TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES
Management fees: Pursuant to the management agreement dated November 16, 2007, which was revised in October 2009 and 2011, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners' vessels for a daily fee of: (a) $4.65 daily rate per Ultra-Handymax vessel; (b) $4.55 daily rate per Panamax vessel; and (c) $5.65 daily rate per Capesize vessel under December 31, 2013.
These daily fees cover all of the vessels' operating expenses, including the cost of dry dock and special surveys. Total management fees for the three and six month periods ended June 30, 2012 amounted to $7,323 and $14,557, respectively. Total management fees for the three and six month periods ended June 30, 2011 amounted to $6,466 and $12,514, respectively.

General and administrative expenses: Pursuant to the administrative services agreement dated November 16, 2007, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager pursuant to the same terms, until December 31, 2017.
Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2012 amounted to $909 and $1,809, respectively. Total general and administrative expenses charged by Navios Holdings for the three and six month periods ended June 30, 2011 amounted to $847 and $1,647, respectively.
Balance due to related parties: Included in the current liabilities as of June 30, 2012 was an amount of $16,960, which represented the current account payable to Navios Holdings and its subsidiaries. The balance mainly consisted of the management fees outstanding amounting to $7,323 and administrative service fees and other payables amounting to $9,637. Amounts due to related parties as of December 31, 2011 was $4,077.
Vessels: On June 15, 2012, Navios Partners acquired from Navios Holdings the Navios Buena Ventura for a purchase price of $67,500. Favorable lease terms recognized through this transaction amounted to $21,193 and were related to the acquisition of the rights on the time charter-out contract of the vessel
     On May 19, 2011, Navios Partners acquired from Navios Holdings the Navios Luz for a purchase price of $78,000 and the Navios Orbiter for a purchase price of $52,000. Favorable lease terms recognized through this transaction amounted to $22,879 for the Navios Luz and $20,901 for the Navios Orbiter and were related to the acquisition of the rights on the time charter-out contracts of the vessels. The purchase price consisted of 507,916 common units issued to Navios Holdings valued at $9,960 and cash of $120,000. The number of common units issued was calculated based on a price of $19.6883 per common unit, which was the NYSE volume weighted average trading price of the common units for the ten business days immediately prior to the date of the acquisition.
     In February 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Apollon. The term of this charter is approximately two years commencing in February 2012, at a daily rate of $12,500 net per day for the first year and $13,500 net per day for the second year, plus 50/50 profit sharing based on actual earnings. For the six month period ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $1,660.
     In May 2012, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Prosperity. The term of this charter is approximately one year commencing in May 2012, at a daily rate of $12,000 net per day plus profit sharing the first $1,500 in profits above the base rate and thereafter all profits will be split 50% to each party. For the six month period ended June 30, 2012, the total revenue of Navios Partners from Navios Holdings amounted to $291.
Others: Navios Partners has entered into an Omnibus Agreement with Navios Holdings pursuant to which Navios Holdings and its controlled affiliates (other than us, our general partner and our subsidiaries) generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of our general partner. The Omnibus Agreement, however, contains significant exceptions that allow Navios Holdings or any of its controlled affiliates to compete with us under specified circumstances which could harm our business. In addition, concurrently with the successful consummation of the initial business combination by Navios Maritime Acquisition Corporation, or Navios Acquisition, on May 28, 2010, because of the overlap between Navios Acquisition, Navios Holdings and us, with respect to possible acquisitions under the terms of our Omnibus Agreement, we entered into a business opportunity right of first refusal agreement which provides the types of business opportunities in the marine transportation and logistics industries, we, Navios Holdings and Navios Acquisition must share with the each other.
    On January 1, 2012, in accordance with the terms of the partnership agreement, all of the outstanding subordinated units converted into 7,621,843 shares of common units (conversion excluded the subordinated Series A units). Subsequent to the end of the subordination period, and upon their conversion into common units, these units have the same distribution rights as all other common units.
    On June 29, 2012, in accordance with the terms of the partnership agreement, the outstanding subordinated Series A units converted into 1,000,000 shares of common units. Upon their conversion into common units, these units have the same distribution rights as all other common units. As of June 30, 2012, Navios Holdings holds a total of 14,223,763 common units, representing a 23.2% common interest in Navios Partners.

Cash Distributions And Earnings Per Unit	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CASH DISTRIBUTIONS AND EARNINGS PER UNIT [Text Block]
NOTE 14 — CASH DISTRIBUTIONS AND EARNINGS PER UNIT

      The partnership agreement of Navios Partners requires that all available cash is distributed quarterly, after deducting expenses, including estimated maintenance and replacement capital expenditures and reserves. Distributions may be restricted by, among other things, the provisions of existing and future indebtedness, applicable partnership and limited liability company laws and other laws and regulations. The amount of the minimum quarterly distribution is $0.35 per unit or $1.40 per unit per year and is made in the following manner:

•	First, 98% to all unitholders, pro rata not including holder of subordinated Series A units;
    Thereafter there is incentive distribution rights held by the General Partner, which are analyzed as follows:

	Total Quarterly Distribution Target Amount	Marginal Percentage Interest in Distributions
		Common and Subordinated Unitholders (1) (2)	General Partner
Minimum Quarterly Distribution	$ 0.35	98%	2%
First Target Distribution	up to $0.4025	98%	2%
Second Target Distribution	above $0.4025 up to $0.4375	85%	15%
Third Target Distribution	above $0.4375 up to $0.525	75%	25%
Thereafter	above $0.525	50%	50%

(1)	As of January 1, 2012, all subordinated units, excluding subordinated Series A units, were converted into common units.
(2)	As of June 29, 2012, all subordinated Series A units were converted into common units.
On January 24, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2011 of $0.44 per unit. The distribution was paid on February 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on February 9, 2012. The aggregate amount of the declared distribution was $24,829.
On April 25, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended March 31, 2012 of $0.44 per unit. The distribution was paid on May 14, 2012 to all holders of record of common and general partner units (not including holders of subordinated Series A units) on May 10, 2012. The aggregate amount of the declared distribution was $26,923.

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners' partnership agreement. Basic earnings net income per unit is determined by dividing net income by the weighted average number of units outstanding during the period. Diluted earnings per unit is calculated in the same manner as net income per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. There were no options or phantom units outstanding during the three and six months ended June 30, 2012 and 2011.
The General Partner's interest in net income is calculated as if all net income for the year was distributed according to the terms of Navios Partners partnership agreement, regardless of whether those earnings would or could be distributed. Navios Partners partnership agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash, which is a contractually defined term that generally means all cash on hand at the end of each quarter less the amount of cash reserves established by Navios Partners' board of directors to provide for the proper conduct of Navios Partners' business including reserves for maintenance and replacement capital expenditure and anticipated credit needs.

The calculations of the basic and diluted earnings per unit are presented below.

	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Net income	$16,681	$13,511	$33,618	$30,111
Earnings attributable to:
Common unit holders	16,348	13,241	32,946	27,864
Subordinated unit holders	—	—	—	1,645
General partner unit holders	333	270	672	602
Subordinated Series A unit holders	—	—	—	—

Weighted average units outstanding (basic and diluted)
Common unit holders	57,260,811	46,012,815	55,884,987	43,907,804
Subordinated unit holders	—	7,621,843	—	7,621,843
General partner unit holders	1,188,551	1,114,996	1,160,697	1,072,036
Subordinated Series A unit holders	—	1,000,000	—	1,000,000

Earnings per unit (basic and diluted):
Common unit holders	$0.29	$0.29	$0.59	$0.63
Subordinated unit holders	$—	$—	$—	$0.22
General partner unit holders	$0.28	$0.24	$0.58	$0.56

	Three Month Period Ended		Six Month Period Ended
	June 30,	June 30,	June 30,	June 30,
	2012	2011	2012	2011
Earnings per unit — distributed (basic and diluted):
Common unit holders	$0.47	$0.45	$0.91	$0.88
Subordinated unit holders	$—	$0.44	$—	$0.87
General partner unit holders	$0.81	$0.76	$1.56	$1.40

Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.18)	$(0.16)	$(0.32)	$(0.25)
Subordinated unit holders	$—	$(0.44)	$—	$(0.65)
General partner unit holders	$(0.53)	$(0.52)	$(0.98)	$(0.84)

Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS [Text Block]
NOTE 15 — RECENT ACCOUNTING PRONOUNCEMENTS
Fair Value Disclosures
In January 2010, the FASB issued amended standards requiring additional fair value disclosures. The amended standards require disclosures of transfers in and out of Levels 1 and 2 of the fair value hierarchy, as well as requiring gross basis disclosures for purchases, sales, issuances and settlements within the Level 3 reconciliation. Additionally, the update clarifies the requirement to determine the level of disaggregation for fair value measurement disclosures and to disclose valuation techniques and inputs used for both recurring and nonrecurring fair value measurements in either Level 2 or Level 3. Navios Partners adopted the new guidance in the first quarter of fiscal 2010, except for the disclosures related to purchases, sales, issuance and settlements, which was effective for Navios Partners beginning in the first quarter of fiscal 2012. The adoption of the new standards did not have a significant impact on Navios Partners' consolidated financial statements.

Subsequent Events	6 Months Ended
Jun. 30, 2012
CONDENSED NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 16 — SUBSEQUENT EVENTS
On July 23, 2012, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended June 30, 2012 of $0.4425 per unit. The distribution is payable on August 13, 2012 to all holders of record of common and general partner units on August 8, 2012. The aggregate amount of the declared distribution is anticipated to be $27,563.

     On June 29, 2012, Navios Partners entered into an agreement with a third party for the acquisition of the Navios Soleil, a 57,337 dwt Ultra-Handymax vessel built in 2009, for a cash purchase price of $20,650. The vessel was delivered on July 24, 2012.
   On June 29, 2012, Navios Partners entered into an agreement with a third party for the acquisition of the Navios Helios, a 77,075 dwt Panamax vessel built in 2005, for a cash purchase price of $20,800. The vessel was delivered on July 27, 2012.